Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 7,763,436	$ 7,579,693	[1]	$ 7,809,860
Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	13,550,600	12,970,260		13,490,829
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(5,787,164)	(5,390,567)		(5,680,969)
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	920,872	2,287,718		2,818,207
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	920,872	2,287,718		2,818,207
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	64,146	75,630		79,841
Land [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	64,146	75,630		79,841
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,459,296	784,163		717,818
Buildings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,686,758	1,008,015		935,434
Buildings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(227,462)	(223,852)		(217,616)
Plant and Equipment [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(4,745,188)	(4,500,446)		(4,752,506)
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	4,171,927	3,564,869		3,256,776
Generation Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	8,917,115	8,065,315		8,009,282
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	938,191	806,947		877,142
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,615,594	1,353,318		1,462,818
Network Infrastructure [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(677,403)	(546,371)		(585,676)
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	62,548	60,182		59,732
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	168,104	156,176		161,218
Fixtures and Fittings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(105,556)	(95,994)		(101,486)
Other plants and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	146,456	184		344
Other plants and equipment | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	178,011	24,088		24,029
Other plants and equipment | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ (31,555)	$ (23,904)		$ (23,685)

[1]	See Note 3.